RESEARCH EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Advancement of development programs	$ 22,799	$ 14,360
Payroll and benefits	8,319	8,830
Professional and consulting fees	210	1,159
Lab and administration	1,034	1,142
Total	$ 32,362	$ 25,491